Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
Amy C. Fitzsimmons Partner Afitzsimmons@stradley.com (215) 564-8711

File No. 377-04722
April 25, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Templeton Holding Trust Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Templeton Holdings Trust (the “Trust”), and its series, Franklin Responsibly Sourced Gold ETF (the “Fund”), submitted herewith for filing via the EDGAR system is the Trust’s Registration Statement on Form S-1 pursuant to Rule 415 under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to J. Stephen Feinour, Esq. at (215) 564-8521.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons, Esq.

CC: Navid J. Tofigh
        Julie Sterner Patel
        J. Stephen Feinour, Jr.

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